Cover	Nov. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2025
Entity File Number	001-38286
Entity Registrant Name	Enveric Biosciences, Inc.
Entity Central Index Key	0000890821
Entity Tax Identification Number	95-4484725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Enveric Biosciences, Inc.
Entity Address, Address Line Two	245 First Street, Riverview II
Entity Address, Address Line Three	18th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(239)
Local Phone Number	302-1707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	ENVB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false